Summary of Significant Accounting Policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2014 USD ($)
Impairment of long-lived assets
Shipping and handling cost	529	557	501
Aggregate net foreign currency transaction gain	(82)	(56)	(361)
Goodwill				$ 393
Proceeds from disposal of available-for-sale securities			1,600
Unrealized loss on available-for-sale securities			$ (3)
Hong Kong, Dollars
Exchange rate per dollar	7.7904	7.7904	7.7904
China, Yuan Renminbi
Exchange rate per dollar	6.7472	6.3916	6.8915